Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Integrated Global Equity Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.34%)	[1]
Net Expenses (as a percentage of Assets)	0.74%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 29, 2028
T. Rowe Price Integrated Global Equity Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Other Expenses (as a percentage of Assets):	0.38%	[2]
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.33%)	[2]
Net Expenses (as a percentage of Assets)	0.58%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 29, 2028
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.87%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.63%)	[3]
Net Expenses (as a percentage of Assets)	0.72%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 29, 2028
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.59%	[4]
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.54%)	[4]
Net Expenses (as a percentage of Assets)	0.53%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 29, 2028
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.58%
Expenses (as a percentage of Assets)	2.31%
Fee Waiver or Reimbursement	(1.32%)	[5]
Net Expenses (as a percentage of Assets)	0.99%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 29, 2028
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.91%	[6]
Fee Waiver or Reimbursement	(0.03%)	[7]
Net Expenses (as a percentage of Assets)	0.88%	[6],[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 29, 2028
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[8]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.71%	[6]
Fee Waiver or Reimbursement	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	0.69%	[6],[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 29, 2028
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.43%	[6]
Fee Waiver or Reimbursement	(0.28%)	[9]
Net Expenses (as a percentage of Assets)	1.15%	[6],[9]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 29, 2028
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.80%
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.65%
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - Advisor Class.
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.07%

[1]	T. Rowe Price Associates, Inc., has contractually agreed (through February 29, 2028) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.74%. The agreement may only be terminated at any time after February 29, 2028, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.74%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through February 29, 2028) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after February 29, 2028, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through February 29, 2028) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.72%. The agreement may only be terminated at any time after February 29, 2028, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.72%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[4]	T. Rowe Price Associates, Inc., has contractually agreed (through February 29, 2028) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after February 29, 2028, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[5]	T. Rowe Price Associates, Inc., has contractually agreed (through February 29, 2028) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.99%. The agreement may only be terminated at any time after February 29, 2028, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.99%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[6]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[7]	T. Rowe Price Associates, Inc., has contractually agreed (through February 29, 2028) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.87%. The agreement may only be terminated at any time after February 29, 2028, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.87%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[8]	T. Rowe Price Associates, Inc., has contractually agreed (through February 29, 2028) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after February 29, 2028, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[9]	T. Rowe Price Associates, Inc., has contractually agreed (through February 29, 2028) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.14%. The agreement may only be terminated at any time after February 29, 2028, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.14%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).